INCOME TAXES	12 Months Ended
Jul. 31, 2017
INCOME TAXES [Text Block]

NOTE 10 - INCOME TAXES

Significant components of income tax expense consisted of the following for the years ended July 31 :

	2017	2016	2015
Federal	$-	$-	$-
State	-	-	-
PRC	263,025	196,099	833,452
Total current	263,025	196,099	833,452
Federal	-	-	-
State	-	-	-
PRC	(104,784)	30,583	83,388
Total deferred	(104,784)	30,583	83,388
Provision for income tax	$158,241	$226,682	$916,840

Reconciliation of Effective Income Tax Rate is as follows for the years ended July 31:

	2017		2016		2015

Statutory U.S. tax rate	(34.0%	)	(34.0%	)	34.0%
Effect of PRC Statutory Tax Rate	9.0%		9.0%		(9.0%	)
Less: Valuation Allowance	(27.5%	)	(52.0%	)	22.4%
Deferred Tax Expense	2.4%		8.0%		5.3%
Nondeductible and nontaxable items	(1.3%	)	24.4%		5.5%
Tax expense	3.6%		59.4%		58.2%

Significant components of the Company’s deferred tax assets as of July 31, 2017 and 2016 are as follows:

	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$854,000	$470,200
Accounts receivable allowance	348,800	15,000
Impairment charges	435,400	-
Accrued liabilities	148,600	168,000
Warranty and other	19,300	1,700
Deferred tax assets before valuation allowance	1,806,100	654,900
Less: valuation allowance	(1,806,100)	(654,900)
Net deferred income tax assets	-	-
Deferred tax liability
Temporary differences of revenue recognition	-	(107,609)
Net deferred tax assets (liabilities)	$-	$(107,609)

As of July 31, 2017, the Company had U.S. federal net operating loss carryforwards (“NOLs”) of approximately $2,194,000 that expire beginning in 2029. As of July 31, 2017, the Company had approximately RMB2,943,000 (US $432,000) of NOLs related to its subsidiary Luck Sky Shen Zhen, and its VIE Sanhe, and Sanhe’s subsidiary Xianning Xiangtian, that expire in years 2019 through 2022. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as “Other Income (Expense)” in the statement of operations. Penalties would be recognized as a component of “General and Administrative Expenses” in the statement of operations. No interest or penalties on unpaid tax were recorded during the years ended July 31. 2017, 2016, and 2015, respectively. As of July 31, 2017, and 2016, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.